Income Taxes (Reconciliations of Differences between Tax Provision Computed at Statutory Rate and Consolidated Provision for Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Income before income taxes	¥ 480,463	¥ 469,975	¥ 392,178
Tax provision computed at the statutory rate	151,346	148,042	123,536
Increases (reductions) in taxes due to:
Change in valuation allowance	1,973	5,441	2,533
Nondeductible expenses	5,813	4,762	4,794
Nontaxable income	(5,893)	(3,574)	(3,347)
Effect of lower tax rates on certain subsidiaries	(22,271)	(17,627)	(19,764)
Effect of investor taxes on earnings of subsidiaries	3,494	7,674	4,789
Effect of the tax law and rate changes	2,218	(1,295)	180
Effect of sale or liquidation of subsidiaries	(8,423)	(14,995)	(16,754)
Other, net	571	2,960	(722)
Provision for income taxes	¥ 128,828	¥ 131,388	¥ 95,245